Derivative instruments and hedging activities (Tables)	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the condensed consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		June 30,	December 31,	June 30,	December 31,
	Balance sheet location	2017	2016	2017	2016
			U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$206	$1,440	$26,060	$39,982
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	161	37	6,526	8,348
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(811)	(48)	61,868	13,273
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	-	(61)	-	7,534
		$(444)	$1,368	$94,454	$69,137